Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 707.3	$ 632.7
Restricted cash	43.8	37.4
Short-term investments	0.1	85.9
Accounts receivable, net	296.0	173.3
Inventories	214.6	140.5
Solar energy systems held for development and sale, including consolidated variable interest entities of $151.8 and $0 at December 31, 2010 and 2009, respectively	237.5	20.3
Income taxes receivable	35.6	72.5
Prepaid and other current assets	202.4	87.0
Total current assets	1,737.3	1,249.6
Investments	110.3	297.6
Property, plant and equipment, net:
Semiconductor and Solar Materials	1,465.9	1,120.8
Solar energy systems, including consolidated variable interest entities of $56.2 and $45.8 at December 31, 2010 and 2009, respectively	567.6	344.8
Deferred tax assets, net	139.3	95.3
Customer warrant	5.2	19.2
Restricted cash	18.7	21.0
Other assets	172.4	91.1
Goodwill	342.7	285.3
Intangible assets, net	52.5	41.8
Total assets	4,611.9	3,566.5
Current liabilities:
Current portion of long-term debt and capital lease obligations	6.4	5.4
Short-term solar energy system financing, current portion of solar energy system financing and capital lease obligations, including consolidated variable interest entities of $28.8 and $2.2 at December 31, 2010 and 2009, respectively	65.7	26.8
Accounts payable	745.5	219.3
Accrued liabilities	165.4	106.8
Contingent consideration related to acquisitions of SunEdison and Solaicx	106.4
Accrued wages and salaries	50.4	39.2
Deferred revenue for solar energy systems	8.8
Customer deposits	92.9	83.6
Income taxes payable	42.6	28.0
Total current liabilities	1,284.1	509.1
Long-term debt and capital lease obligations, less current portion	20.5	25.2
Long-term solar energy system financing and capital lease obligations, less current portion, including consolidated variable interest entities of $107.2 and $56.7 in 2010 and 2009, respectively	590.1	359.2
Pension and post-employment liabilities	54.1	46.6
Deferred revenue for solar energy systems	75.0	3.3
Semiconductor and Solar Materials deferred revenue	115.2	106.3
Other liabilities	177.3	310.0
Total liabilities	2,316.3	1,359.7
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value, 50.0 shares authorized, none issued or outstanding at December 31, 2010 or 2009
Common stock, $.01 par value, 300.0 shares authorized, 237.9 and 237.2 issued at December 31, 2010 and 2009, respectively	2.4	2.4
Additional paid-in capital	557.9	507.4
Retained earnings	2,113.5	2,079.1
Accumulated other comprehensive income	34.1	33.0
Treasury stock: 10.0 and 9.8 shares at December 31, 2010 and 2009, respectively	(456.2)	(453.3)
Total MEMC stockholders' equity	2,251.7	2,168.6
Noncontrolling interests	43.9	38.2
Total stockholders' equity	2,295.6	2,206.8
Total liabilities and stockholders' equity	$ 4,611.9	$ 3,566.5